Selling, general and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Selling, General and Administrative Expense [Abstract]
Salaries and benefits	$ 206,787	$ 211,426
Sales and marketing	41,992	39,747
Rent and occupancy	48,983	49,824
Travel	5,741	10,575
Professional fees	38,631	32,820
Office supplies and services	22,616	27,832
Other	50,023	47,656
Total selling, general and administrative expense	414,773	419,880
Cost of advertising expense	$ 12,000	$ 11,300